Business And Summary Of Significant Accounting Policies (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	$ 214.5	$ (59.2)	$ (36.9)
Net current period other comprehensive income (loss):
Increase (decrease)			(91.3)
Income tax impact			69.0
Net current period other comprehensive income (loss), net of income taxes	(1,648.2)	273.7	(22.3)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(1,747.7)	638.2
Income tax impact	160.3	(260.0)
Other comprehensive income (loss), before reclassifications, net of income taxes	(1,587.4)	378.2
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	(99.1)	(169.5)
Income tax impact	38.3	65.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	(60.8)	(104.5)
Balance at end of year	(1,433.7)	214.5	(59.2)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	413.2	475.3	384.5
Net current period other comprehensive income (loss):
Increase (decrease)			90.8
Income tax impact			0.0
Net current period other comprehensive income (loss), net of income taxes	(1,235.0)	(62.1)	90.8
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(1,235.0)	(62.1)
Income tax impact	0.0	0.0
Other comprehensive income (loss), before reclassifications, net of income taxes	(1,235.0)	(62.1)
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	0.0	0.0
Income tax impact	0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	0.0	0.0
Balance at end of year	(821.8)	413.2	475.3
Pension and post-retirement plan benefit adjustments
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	(366.7)	(655.7)	(516.0)
Net current period other comprehensive income (loss):
Increase (decrease)			(224.6)
Income tax impact			84.9
Net current period other comprehensive income (loss), net of income taxes	(361.1)	289.0	(139.7)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(552.0)	424.0
Income tax impact	175.1	(155.5)
Other comprehensive income (loss), before reclassifications, net of income taxes	(376.9)	268.5
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	23.5	32.0
Income tax impact	(7.7)	(11.5)
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	15.8	20.5
Balance at end of year	(727.8)	(366.7)	(655.7)
Unrealized gain (loss) on available-for-sale securities
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance at beginning of year	168.0	121.2	94.6
Net current period other comprehensive income (loss):
Increase (decrease)			42.5
Income tax impact			(15.9)
Net current period other comprehensive income (loss), net of income taxes	(52.1)	46.8	26.6
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	39.3	276.3
Income tax impact	(14.8)	(104.5)
Other comprehensive income (loss), before reclassifications, net of income taxes	24.5	171.8
Amounts reclassified from accumulated other comprehensive income (loss):
Increase (decrease)	(122.6)	(201.5)
Income tax impact	46.0	76.5
Amounts reclassified from accumulated other comprehensive income (loss), net of income taxes	(76.6)	(125.0)
Balance at end of year	$ 115.9	$ 168.0	$ 121.2